Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income/(loss)		$ (9,543)	¥ (65,612)	¥ 34,424	¥ 78,220
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation		2,034	13,989	20,852	1,890
Provision for allowance for doubtful accounts, including related party amounts		3,491	23,999	6,632	48,199
Depreciation and amortization expense		4,723	32,471	35,618	41,952
Impairment of intangible assets					87
Loss/(income) from equity method investments, net of impairments		(778)	(5,352)	(6,296)	1,776
Deferred income tax		42	286	(6,153)	(18,344)
Loss/(gain) on disposal of property and equipment		(192)	(1,318)	(1,279)	55
Loss on disposal of intangible assets				118
Gain on disposal of convertible loans due from a related party		(1,537)	(10,565)
Foreign currency exchange loss/(gain)		(996)	(6,849)	23,560	(9,608)
Changes in operating assets and liabilities, net of acquisition:
Accounts receivable		(4,360)	(29,979)	(44,575)	55,308
Prepayments and other current assets		(1,983)	(13,636)	5,508	(18,531)
Amounts due from related parties		5,460	37,539	(22,988)	7,878
Other non-current assets		(714)	(4,910)	3,503	1,699
Accounts payable		(887)	(6,102)	5,602	(31,539)
Advances from customers		(2,284)	(15,701)	37,371	12,586
Salary and welfare payable		(2,888)	(19,855)	4,142	16,301
Taxes payable		1,173	8,066	16,562	(17,468)
Amounts due to related parties		375	2,578	(4,580)	(289)
Accrued expenses and other current liabilities		(2,516)	(17,290)	61,968	30,159
Long-term liabilities		206	1,417	2,991	3,355
Net cash provided by/(used in) operating activities		(11,174)	(76,824)	172,980	203,686
Cash flows from investing activities:
Purchase of property and equipment and intangible assets		(8,138)	(55,950)	(27,800)	(29,282)
Placement of term deposits and short term investments		(489,524)	(3,365,720)	(2,754,930)	(3,199,923)
Maturity of term deposits and short term investments		465,356	3,199,558	2,797,282	3,189,803
Payment for the equity investment measured under fair value		(945)	(6,500)
Loans provided to a related party		(1,454)	(10,000)	(74,000)	(45,865)
Loans repaid by a related party		10,763	74,000	53,058
Issuance of convertible loans to a related party					(228,280)
Proceeds from disposal of convertible loans due from a related party		16,283	111,957
Cash paid for acquisition of a subsidiary, net of cash acquired		(9,026)	(62,057)
Net cash used in investing activities*	[1]	(16,685)	(114,712)	(6,390)	(313,547)
Cash flows from financing activities:
Proceeds from exercise of stock options		535	3,677	12,368	2,436
Proceeds from short-term bank loans		36,433	250,492	328,511	214,712
Repayment of short-term bank loans		(47,997)	(330,000)	(357,113)
Net cash provided by/(used in) financing activities		(11,029)	(75,831)	(16,234)	217,148
Effect of exchange rate changes on cash, cash equivalents and restricted cash		1,671	11,477	(8,090)	14,340
Net increase/(decrease) in cash, cash equivalents and restricted cash		(37,217)	(255,890)	142,266	121,627
Cash, cash equivalents and restricted cash at the beginning of the year		101,747	699,562	557,296	435,669
Cash, cash equivalents and restricted cash at the end of the year		64,530	443,672	699,562	557,296
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes		1,549	10,649	19,424	46,392
Cash paid during the period for interest expenses		2,214	15,221	22,762	4,976
Supplemental disclosure of non-cash investing activities:
Investments in available-for-sale debt investments by conversion of convertible loans issued to a related party					143,820
Acquisition of a subsidiary included in accrued expenses and other current liabilities		10,341	71,100
Acquisition of the investments included in amount due to related parties		1,236	8,500
Reconciliation of cash and cash equivalents, and restricted cash
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows		$ 101,747	¥ 699,562	¥ 557,296	¥ 435,669

[1]	* The Group has early adopted the guidance of ASU 2016-18 issued by FASB in November 2016 from January 1, 2017 retrospectively, which requires that amounts for restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. Accordingly, the item “changes in restricted cash” previously included in investing activities for the year ended December 31, 2016 with an amount of RMB229.6 million was retrospectively removed from cash flows from investing activities and included in beginning and ending cash, cash equivalents and restricted cash balances. The following table provides a reconciliation of cash and cash equivalents, and restricted cash reported in the consolidated balance sheets that sum to the total of the same such amounts shown above (in thousands): As of December 31,201620172018 RMB RMB RMB USDCash and cash equivalents 202,694 362,862 174,024 25,311Restricted cash 354,602 336,700 269,648 39,219Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows 557,296 699,562 443,672 64,530